INCOME TAXES - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax:
Federal	$ 0	$ 74	$ 0
State	683	1,356	6,235
Total current tax	683	1,430	6,235
Deferred tax:
Federal	0	(18,532)	11,218
State	0	11	(1,690)
Deferred income taxes	0	(18,521)	9,528
Total income tax expense (benefit)	$ 683	$ (17,091)	$ 15,763